Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 1,717	¥ 2,296	¥ 1,662
Indefinite-lived intangibles	9,345	8,609
Depreciation and amortization	59,524	63,846	63,583
Building [Member]
Finite-Lived Intangible Assets [Line Items]
Buildings held for sale disposal group including discontinued operations		12,311
Information processing and communications [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	46,111	49,343	47,653
Occupancy and related depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	¥ 13,412	¥ 14,503	¥ 15,930